Summary of Significant Accounting Policies - Summary of Expected Twelve-month Loss for Financial Instruments (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Balance as of December 31, 2017	€ 343,069
Balance as of January 1, 2018	475,807
Impairment allowance under IAS 39 [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Balance as of January 1, 2018	0
Accumulated deficit [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Other Financial Assets at Amortized Cost	(136)
Accounts Receivable	(112)
Balance as of January 1, 2018	(248)
Stage 1 [member] | Impairment allowance under IAS 39 [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Other Financial Assets at Amortized Cost	(136)
Accounts Receivable	0
Balance as of January 1, 2018	(136)
Stage 2 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Balance as of January 1, 2018	0
Stage 2 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	(112)
Balance as of January 1, 2018	(112)
Stage 3 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Balance as of January 1, 2018	0
Stage 3 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Balance as of January 1, 2018	€ 0